RISK MANAGEMENT (Details 10) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	$ 383,653			$ 630,688
Total Liabilities	45,276,036	$ 15,172.9		45,516,281
Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	20,824,316			20,637,323
Total Liabilities	312,129			684,131
Net position	20,512,187			19,953,192
Derivatives [member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	328,392			502,209
Total Liabilities	298,665			640,695
Hedging Derivatives [Member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	55,261			128,479
Total Liabilities	13,464			43,436
Debt Securities [Member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	20,440,663			20,006,635
Debt Securities [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	2,650,536			2,343,902
Debt Securities [Member] | Financial assets available-for-sale, category [member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	17,790,127			17,662,733
Derivatives and Hedging [Member] | Market risk [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total Financial assets	$ 383,653			$ 630,688

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.